Cover Page	Feb. 25, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 25, 2026
Entity Registrant Name	Kinetik Holdings Inc.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001692787